SUPPLEMENT TO:

                            CALVERT TAX-FREE RESERVES
                           VERMONT MUNICIPAL PORTFOLIO
                                   PROSPECTUS

                         Date of Prospectus: May 1, 2005
                        Date of Supplement: July 29, 2005


DELETE THE SECOND ROW OF THE CHART UNDER "PORTFOLIO MANAGER TEAM" (SECOND LISTED MANAGER) ON PAGE 10 AND REPLACE WITH THE FOLLOWING:


NAME OF         TITLE         LENGTH OF      BUSINESS        ROLE ON
PORTFOLIO                     SERVICE WITH   EXPERIENCE      MANAGEMENT TEAM
MANAGER                       ADVISOR        DURING LAST 5
                                             YEARS

James O'Boyle   Assistant     Since 1995     Portfolio       Assistant
                Portfolio                    manager of      Portfolio Manager
                Manager                      taxable and
                                             tax-exempt
                                             money market
                                             funds